Income Taxes - Schedule of Deferred Tax Asset (Details) (10-K) - USD ($)	Jan. 31, 2021	Jan. 31, 2020
Income Tax Disclosure [Abstract]
Deferred Tax Assets	$ 6,783,000	$ 6,641,000
Less Valuation Allowance	(6,783,000)	(6,641,000)
Deferred Tax Assets, Net